Other Losses, Net	12 Months Ended
Mar. 31, 2025
Schedule of Other Losses, Net [Abstract]
OTHER LOSSES, NET

NOTE 10 — OTHER LOSSES, NET

	2025	2024	2023
Foreign currency exchange gain (loss)	$(7,541)	$(63,225)	$(31,240)
Gain on disposal of a subsidiary	-	11,559	-
Loss on disposal of property, plant and equipment	(7,526)	(10,851)	-
Penalty	(10,516)	-	-
Revaluation loss on investment funds	(43,145)	-	-
Others	-	(2,470)	(2,041)
Total	$(68,728)	$(64,987)	$(33,281)